General	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information [Abstract]
General
Note 1:	General

a.	Description of the Company and its operations:

MediWound Ltd. Was incorporated in Israel. The Company which is located in Yavne, Israel (The "Company" or "MediWound"), is biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic, non-surgical solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs. The Company’s current portfolio is focused on next-generation protein-based therapies for burn care, wound care and tissue repair.

The Company's first innovative biopharmaceutical product, NexoBrid, has received in December 2022, an approval from the U.S. Food and Drug Administration (“FDA”) and marketing approval in each of India, Switzerland and Japan. In addition its has a marketing authorization from the European Medicines Agency (“EMA”) and regulatory agencies in other international markets for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

The Company commercialize NexoBrid globally through multiple sales channels.
•	The Company sell NexoBrid to burn centers in the European Union, United Kingdom and Israel, primarily through its commercial organizations.
•
The Company have established local distribution channels in multiple international markets, focusing on Asia Pacific, EMEA, CEE and LATAM, which local distributors are also responsible for obtaining local marketing authorization within the relevant territories.

•	In the United States, the Company entered into exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize NexoBrid in North America upon FDA approval.

On September 20, 2022, The Company announced that EMA has validated for review the Type II Variation to expand the currantly approved indication for NexoBrid (removal of eschar in adults with deep partial-and full-thickness thermal burn wounds) into the pediatric population.

The Company’s second investigational next-generation enzymatic therapy product, EscharEx, a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds, is currently under discussions with the FDA regarding the pivotal Phase 3 study design.

The third clinical-stage innovative product candidate, MW005, is a topical applied biological drug candidate for the treatment of non-melanoma skin cancers. A U.S. phase 1/2 study of MW005 for the treatment of low-risk basal cell carcinoma (BCC) was initiated in July 2021, and an investigator-initiated phase II trial of MW005 in non-melanoma skin cancer is being conducted in parallel in Israel. In December 2022, the Company announced final positive results from the study. Based on the positive results, The Company plan to continue enrolling patients in its Phase 1/2 study.

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

On November 28, 2022, the Company’s shareholders general meeting has approved a reverse stock split. Following to that approval, on December 5, 2022, the Company’s board of directors approved a reverse stock split, in a range of 1-for-7 ratio. The reverse split went effective on December 20, 2022.(see also Note 18b).

During March, September and October 2022, the Company completed a series of capital public and private offerings. The gross proceeds before deducting underwriting discounts and commissions and offering expenses, were approximately $41,700. (see also Note 25).

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc. which are currently inactive companies.

d.
The Company awarded two contracts with the U.S. Biomedical Advanced Research and Development Authority ("BARDA") valued at up to $200,000 for the advancement of the development, manufacturing and emergency readiness for NexoBrid deployment as well as the procurement of NexoBrid as a medical countermeasure as part of BARDA preparedness for mass casualty events. In February 2022 BARDA has expanded its awarded contract providing supplemental funding of approxemently $9,000 to support the NexoBrid BLA resubmission to the FDA and the continuous expanded access program.

e.
On February 17, 2022 the Company engaged with the U.S. Department of Defense (DoD), through the Medical Technology Enterprise Consortium (MTEC), for a $1,800 contract for the development of NexoBrid as a non-surgical solution for field-care burn treatment for the U.S. Army.